Shareholder Report, Holdings (Details)	Dec. 31, 2025
Azzad Ethical Fund | I D E X X Labs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%
Azzad Ethical Fund | Quanta Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
Azzad Ethical Fund | Cadence Design Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
Azzad Ethical Fund | K L A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
Azzad Ethical Fund | Coherent Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Azzad Ethical Fund | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%
Azzad Ethical Fund | Cloudfare [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Azzad Ethical Fund | Monolithic Power Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Azzad Ethical Fund | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
Azzad Ethical Fund | H E I C O Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
Azzad Ethical Fund | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
Azzad Ethical Fund | Communicatons Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
Azzad Ethical Fund | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.45%
Azzad Ethical Fund | Enegry [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Azzad Ethical Fund | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
Azzad Ethical Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.72%
Azzad Ethical Fund | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.57%
Azzad Ethical Fund | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.61%
Azzad Ethical Fund | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Azzad Wise Capital Fund | T N B Global Ventures [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
Azzad Wise Capital Fund | Perushahann Penerbit S B S N [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%
Azzad Wise Capital Fund | I C D Sukuk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%
Azzad Wise Capital Fund | Axiata Spy 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Azzad Wise Capital Fund | Mazoon Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
Azzad Wise Capital Fund | Banque Saudi Fransi [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
Azzad Wise Capital Fund | D A E Sukuk Difc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
Azzad Wise Capital Fund | El Sukuk Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
Azzad Wise Capital Fund | Perushahann Penerbit S B S N Series 144 A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
Azzad Wise Capital Fund | Wakala Gobal Sukuk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
Azzad Wise Capital Fund | Real Estate Investment Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
Azzad Wise Capital Fund | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.34%
Azzad Wise Capital Fund | Bank Time Deposits [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.71%
Azzad Wise Capital Fund | Trade Fiance Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
Azzad Wise Capital Fund | Bonds Sukuk [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.09%